Recently issued accounting standards	6 Months Ended
Jun. 30, 2011
Recently issued accounting standards
Recently issued accounting standards
Note 2 Recently issued accounting standards
Recently adopted accounting standards
The following provides the most relevant recently adopted accounting standards. For a description of accounting standards adopted in 2010, refer to Note 2 – Recently issued accounting standards in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

ASC Topic 310 – Receivables
In January 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-01, “Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20” (ASU 2011-01), an update to Accounting Standards Codification (ASC) Topic 310 – Receivables.

The amendment in ASU 2011-01 temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20. ASU 2011-01 was effective upon issuance and the adoption thereof did not impact the Group’s financial condition, results of operations or cash flows.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (ASU 2010-20), an update to ASC Topic 310 – Receivables.
The amendments in ASU 2010-20 enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As a result of the update, entities are required to provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. Entities are also required to disclose credit quality indicators, past due information, and modifications of its financing receivables. The enhanced disclosures are designed to help financial statement users assess an entity’s credit risk exposures and its allowance for credit losses.

The disclosures as of the end of a reporting period were effective for the first interim or annual reporting period ending after December 15, 2010. The disclosures about activity that occurred during a reporting period are effective for the first interim or annual reporting period beginning after December 15, 2010. ASU 2010-20 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. The Group adopted ASU 2010-20 on December 31, 2010 and provided the disclosures under this ASU that were effective for the first annual reporting period ending after December 15, 2010 in the Group’s consolidated financial statements in the Credit Suisse Annual Report 2010. Disclosures about activity that occurred during the reporting period were provided in 1Q11 for the first time. For further information, refer to Note 16 – Loans, allowance for loan losses and credit quality.

ASC Topic 820 – Fair Value Measurement
In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (ASU 2010-06), an update to ASC Topic 820 – Fair Value Measurement. ASU 2010-06 requires both new and clarifies existing fair value measurement disclosures. The new requirements include disclosure of significant transfers in and out of level 1 and 2 and gross presentation of purchases, sales, issuances, and settlements in the reconciliation of beginning and ending balances of level 3 instruments. The clarifications required by ASU 2010-06 include the level of disaggregation in the fair value hierarchy and level 3 reconciliation of assets and liabilities by class of financial instrument. In addition the ASU expanded disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements included in levels 2 and 3 of the fair value hierarchy.

The new disclosures and clarifications were effective for interim and annual periods beginning after December 15, 2009, except the disclosures about purchases, sales, issuances, and settlements in reconciliation of beginning and ending balances of level 3 instruments, which are effective for interim and annual periods beginning after December 15, 2010. ASU 2010-06 is an update only for disclosures and as such did not impact the Group’s financial position, results of operations or cash flows. For further information, refer to Note 26 – Financial instruments.

Standards to be adopted in future periods
ASC Topic 220 – Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 was issued to improve the comparability, consistency and transparency of financial reporting. The amendment provides the entity an option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income. ASU 2011-05 is required to be applied retrospectively and is effective for interim and annual periods beginning after December 15, 2011. ASU 2011-05 is an update only for presentation and as such will not impact the Group’s financial position, results of operations or cash flows.

ASC Topic 310 – Receivables
In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (ASU 2011-02), an update to ASC Topic 310 – Receivables. ASU 2011-02 provides guidance in evaluating whether a restructuring constitutes a troubled debt restructuring. In order to meet the requirements for a troubled debt restructuring, a creditor must separately conclude that both the restructuring constitutes a concession and the debtor is experiencing financial difficulties. The amendments clarify the guidance on a creditor’s evaluation of whether it has granted a concession and also clarify the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. The adoption of ASU 2011-02 is not expected to have a material impact on the Group’s financial condition, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement
In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, an update to ASC Topic 820 – Fair Value Measurement. ASU 2011-04 results in common fair value measurement and disclosure requirements in US GAAP and IFRS. The amendments in ASU 2011-04 include clarifications about the application of existing fair value measurement requirements and changes to principles for measuring fair value. ASU 2011-04 also requires additional disclosures about fair value measurements. ASU 2011-04 is required to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group is currently evaluating the impact of adoption of ASU 2011-04 on the Group’s financial condition, results of operations and cash flows.

ASC Topic 860 – Transfers and Servicing
In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. Current guidance prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred financial assets. ASU 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of ASU 2011-03 is not expected to have any impact on the Group’s financial condition, results of operations or cash flows.